Significant Accounting Policies - Schedule of Weighted Average Assumptions Used in Fair Value for Options Granted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Assumptions Used in Fair Value for Options Granted [Abstract]
Risk-free interest	4.325%	3.925%	4.105%
Dividend yields	0.00%	0.00%	0.00%
Volatility	21.00%	42.00%	43.00%
Expected option term	3 years 6 months	3 years 6 months	3 years 6 months